Expense Example - DGA Core Plus Absolute Return ETF [Member]	Nov. 24, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 173
Expense Example, with Redemption, 3 Years	567
Expense Example, with Redemption, 5 Years	987
Expense Example, with Redemption, 10 Years	$ 2,157